24 Contingencies (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	R$ 1,151,524	R$ 965,317
Additions, inflation adjustments and exchange variation	313,137	439,621
Payments	(72,989)	(93,455)
Reversals	(240,585)	(159,959)
Ending balance	1,151,087	1,151,524
Labor claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	315,437	177,751
Additions, inflation adjustments and exchange variation	140,386	322,102
Payments	(42,174)	(83,189)
Reversals	(133,583)	(101,227)
Ending balance	280,066	315,437
Tax claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	672,088	607,079
Additions, inflation adjustments and exchange variation	130,302	98,618
Payments	(21,649)	(6,348)
Reversals	(88,006)	(27,261)
Ending balance	692,735	672,088
Corporate claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	118,485	111,049
Additions, inflation adjustments and exchange variation	10,242	7,436
Reversals	(2,670)
Ending balance	126,057	118,485
Civil claims and other [member]
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	45,514	69,438
Additions, inflation adjustments and exchange variation	32,207	11,465
Payments	(9,166)	(3,918)
Reversals	(16,326)	(31,471)
Ending balance	R$ 52,229	R$ 45,514